FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Per Unit Operating Performance:
Net asset value, beginning of year	$ 157.3110		$ 168.5217		$ 183.3240
Net realized and net unrealized change in trading profit (loss)	$ 31.1698		$ (4.6869)		$ (7.6564)
Expenses	$ (6.4642)	[1]	$ (6.5238)	[1]	$ (7.1459)	[1]
Net asset value, end of year	$ 182.0166		$ 157.3110		$ 168.5217
Total Return:
Total return (as a percent)	15.70%	[2]	(6.65%)	[2]	(8.07%)	[2]
Ratios to Average Net Assets:
Expenses (as a percent)	4.00%	[1]	4.00%	[1]	4.00%	[1]
Net investment income (loss) (as a percent)	(4.00%)	[1]	(4.00%)	[1]	(4.00%)	[1]

[1]	The ratios do not reflect the proportionate share of expense of the Portfolio Funds.
[2]	The total return is based on compounded monthly returns and is calculated for the limited partners as a whole. An individual limited partner’s return may vary from these returns based on timing of capital transactions.